Significant Accounting Policies (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in subsequent ( "CPI")	1.44%	2.17%
NIS [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	2.30%	(7.10%)
EU [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	2.00%	(3.20%)
AU [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	2.20%	(0.30%)
GBP [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	4.90%	(0.40%)